S-K 1603(a) SPAC Sponsor	Aug. 10, 2026
SPAC Sponsor [Line Items]
SPAC Sponsor, Affiliate, or Promoter	Sponsor
SPAC Sponsor Name	Cayman Islands exempted company
SPAC Sponsor Business, General Character [Text Block]
Our sponsor, GigAcquisitions10 Corp., is a Cayman Islands exempted company. Although our sponsor is permitted to undertake any activities permitted under the Companies Act and other applicable law, our sponsor’s operations are focused on investing in our company.
Our Chief Executive Officer
, Avi S. Katz, and Dr. Raluca Dinu, our director, currently own 100% of the shares in the sponsor, and hold voting and investment discretion with respect to the securities held of record by the sponsor. Dr. Avi S. Katz and Dr. Raluca Dinu are sole directors of the sponsor. No other entity or person has a direct or indirect material interest in our sponsor.

SPAC Sponsor, Compensation [Line Items]
SPAC Sponsor, Nature of Reimbursement	reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination.